As filed with the Securities and Exchange Commission on November 21, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

	Cost	Value

LONG-TERM INVESTMENTS - 97.0%*

PNMAC Mortgage Opportunity Fund, L.P.	$119,960,787	$120,868,188

SHORT-TERM INVESTMENTS - 4.1%*
Black Rock Liquidity Fund - TempFund Institutional Shares	$5,103,235	$5,103,235

TOTAL INVESTMENTS - 101.1%*
	125,064,022	125,971,423

Liabilities in Excess of Other Assets: (1.1%)*		(1,375,968)

Net Assets: 100%*		$124,595,455

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows**:

Cost of investments		$125,064,022
Net unrealized apppreciation		$907,401

* Percentages are stated as a percent of net assets.

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The aggregate cost and unrealized appreciation for tax purposes of the Fund's investment in PNMAC
Mortgage Co., LLC was expected to be similar to the book cost and unrealized appreciation.

PNMAC Mortgage Opportunity Fund, LLC

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No.157, "Fair Value Measurements" ("FAS 157)
effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008.
A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$125,971,423	$5,103,235	$0	$120,868,188
Other Financial instruments	$0	$0	$0	$0
Total	$125,971,423	$5,103,235	$0	$120,868,188

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Investments in Securities	Other Financial Instruments
Balance as of 08/1/08 (inception of Fund)			$0	$0
	Accrued discounts/premiums		0	0
	Realized gain (loss)		0	0
	Change in unrealized appreciation (depreciation)		907,401	0
	Net purchases (sales)		119,960,787	0
	Transfers in and / or out of Level 3		0	0
Balance as of 09/30/08			$120,868,188	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, LLC

By  /s/ Stanford L. Kurland
                             Stanford L. Kurland, CEO

Date  11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Stanford L. Kurland
                             Stanford L. Kurland, CEO

Date  11/21/08

By  /s/ David A. Spector
                             David A. Spector, CFO

Date  11/21/08